RIGHT OF USE ASSETS - Carrying amounts (Details) $ in Millions, Rp in Billions		12 Months Ended
	Jan. 01, 2019 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)
Disclosure of quantitative information about right-of-use assets [line items]
Short-term lease expense		Rp 3,612	Rp 5,294
Low-value asset leases expense		119	65
Effect of adoption of new accounting standards				Rp 258
Right of use assets	Rp 23,296		20,893		$ 1,360	Rp 19,104
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	23,296
Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		4,065	2,892
Deductions		(2,182)	(664)
Reclassifications/Translations		(111)	(210)
Right of use assets	23,296		25,314			27,086
Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	23,296
Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(5,086)	(4,688)
Deductions		1,586	198
Reclassifications/Translations		(61)	69
Right of use assets			(4,421)			(7,982)
Land rights | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		1,704	1,546
Deductions		(630)
Reclassifications/Translations		(10)	(6)
Right of use assets	4,131		5,671			6,735
Land rights | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	4,131
Land rights | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(864)	(676)
Deductions		212
Right of use assets			(676)			(1,328)
Buildings | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		126	70
Deductions		(120)
Reclassifications/Translations		21	(17)
Right of use assets	786		839			866
Buildings | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	786
Buildings | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(205)	(238)
Deductions		177
Reclassifications/Translations		(62)	1
Right of use assets			(237)			(327)
Transmission installation and equipment | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		1,899	732
Deductions		(1,183)	(576)
Reclassifications/Translations		(85)	(4)
Right of use assets	17,335		17,487			18,118
Transmission installation and equipment | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	17,335
Transmission installation and equipment | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(3,586)	(3,466)
Deductions		984	137
Right of use assets			(3,329)			(5,931)
Power supply | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		97	316
Deductions		(18)
Reclassifications/Translations			(125)
Right of use assets	398		589			668
Power supply | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	398
Power supply | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(194)	(86)
Deductions		9
Reclassifications/Translations			17
Right of use assets			(69)			(254)
Vehicles | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		238	188
Deductions		(230)	(84)
Reclassifications/Translations		(103)	(50)
Right of use assets	646		700			605
Vehicles | Gross or Cost | IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Effect of adoption of new accounting standards	Rp 646
Vehicles | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(162)	(194)
Deductions		203	58
Reclassifications/Translations		1	25
Right of use assets			(111)			(69)
Others (each below Rp75 billion) | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Additions		1	40
Deductions		(1)	(4)
Reclassifications/Translations		66	(8)
Right of use assets			28			94
Others (each below Rp75 billion) | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Additions		(75)	(28)
Deductions		Rp 1	3
Reclassifications/Translations			26
Right of use assets						Rp (73)
Right-of-use assets			Rp 1
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		1 year
Minimum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		33 years
Maximum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		50 years